Summary of Financial Highlights (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Limited Partners' Capital Account [Line Items]
Incentive fees	25.00%
Series A-1
Limited Partners' Capital Account [Line Items]
Total return after incentive fees	(4.80%)	[1]	(4.50%)	[1]
Total expenses	7.20%		8.60%
Net investment loss	(7.20%)		(7.20%)
Net asset value per unit, beginning of year	$ 1,496.15		$ 1,566.65
Net investment loss	$ (111.73)		$ (143.06)
Net gain on investments	$ 38.61		$ 72.56
Net asset value per unit, end of year	$ 1,423.03		$ 1,496.15
Net decrease in net assets from operations per Unit (based upon weighted average Number of Units during period)	$ (78.96)	[2]	$ (103.81)	[2]
Net decrease in net assets from operations per Unit (based upon change in net asset value per Unit)	$ (73.12)		$ (70.50)
Series A-1 | Total Return
Limited Partners' Capital Account [Line Items]
Total return before incentive fees	(4.80%)	[1]	(2.60%)	[1]
Incentive fees	0.00%	[1]	(1.30%)	[1]
MF Global reserve (See Note 4)	0.00%	[1]	(0.60%)	[1]
Series A-1 | Ratio To Average Partner Capital
Limited Partners' Capital Account [Line Items]
Operating expenses before incentive fees	7.20%		6.70%
Incentive fees	0.00%		1.40%
MF Global reserve (See Note 4)	0.00%		0.60%
Series A-2
Limited Partners' Capital Account [Line Items]
Total return after incentive fees	(2.90%)	[1]	(2.70%)	[1]
Total expenses	5.10%		6.80%
Net investment loss	(5.20%)		(5.10%)
Net asset value per unit, beginning of year	$ 1,625.63		$ 1,671.00
Net investment loss	$ (87.81)		$ (120.58)
Net gain on investments	$ 39.63		$ 75.21
Net asset value per unit, end of year	$ 1,577.45		$ 1,625.63
Net decrease in net assets from operations per Unit (based upon weighted average Number of Units during period)	$ (39.22)	[3]	$ (96.66)	[3]
Net decrease in net assets from operations per Unit (based upon change in net asset value per Unit)	$ (48.18)		$ (45.37)
Series A-2 | Total Return
Limited Partners' Capital Account [Line Items]
Total return before incentive fees	(2.90%)	[1]	(0.60%)	[1]
Incentive fees	0.00%	[1]	(1.50%)	[1]
MF Global reserve (See Note 4)	0.00%	[1]	(0.60%)	[1]
Series A-2 | Ratio To Average Partner Capital
Limited Partners' Capital Account [Line Items]
Operating expenses before incentive fees	5.10%		4.60%
Incentive fees	0.00%		1.60%
MF Global reserve (See Note 4)	0.00%		0.60%
Series B-1
Limited Partners' Capital Account [Line Items]
Total return after incentive fees	(10.60%)	[1]	(8.10%)	[1]
Total expenses	8.30%		11.40%
Net investment loss	(8.20%)		(8.10%)
Net asset value per unit, beginning of year	$ 1,241.61		$ 1,351.21
Net investment loss	$ (104.78)		$ (161.43)
Net gain on investments			$ 51.83
Net loss on investments	$ (26.25)
Net asset value per unit, end of year	$ 1,110.58		$ 1,241.61
Net decrease in net assets from operations per Unit (based upon weighted average Number of Units during period)	$ (105.27)	[4]	$ (78.44)	[4]
Net decrease in net assets from operations per Unit (based upon change in net asset value per Unit)	$ (131.03)		$ (109.60)
Series B-1 | Total Return
Limited Partners' Capital Account [Line Items]
Total return before incentive fees	(10.50%)	[1]	(4.80%)	[1]
Incentive fees	0.00%	[1]	(2.30%)	[1]
MF Global reserve (See Note 4)	0.10%	[1]	(1.00%)	[1]
Series B-1 | Ratio To Average Partner Capital
Limited Partners' Capital Account [Line Items]
Operating expenses before incentive fees	8.20%		7.40%
Incentive fees	0.00%		3.30%
MF Global reserve (See Note 4)	0.10%		0.80%
Series B-2
Limited Partners' Capital Account [Line Items]
Total return after incentive fees	(8.80%)	[1]	(6.40%)	[1]
Total expenses	6.30%		9.20%
Net investment loss	(6.30%)		(6.10%)
Net asset value per unit, beginning of year	$ 1,300.90		$ 1,389.80
Net investment loss	$ (83.87)		$ (135.67)
Net gain on investments			$ 46.77
Net loss on investments	$ (29.90)
Net asset value per unit, end of year	$ 1,187.13		$ 1,300.90
Net decrease in net assets from operations per Unit (based upon weighted average Number of Units during period)	$ (89.97)	[5]	$ (50.73)	[5]
Net decrease in net assets from operations per Unit (based upon change in net asset value per Unit)	$ (113.77)		$ (88.90)
Series B-2 | Total Return
Limited Partners' Capital Account [Line Items]
Total return before incentive fees	(8.70%)	[1]	(2.90%)	[1]
Incentive fees	0.00%	[1]	(2.50%)	[1]
MF Global reserve (See Note 4)	(0.10%)	[1]	(1.00%)	[1]
Series B-2 | Ratio To Average Partner Capital
Limited Partners' Capital Account [Line Items]
Operating expenses before incentive fees	6.20%		5.30%
Incentive fees	0.00%		3.10%
MF Global reserve (See Note 4)	0.10%		0.80%

[1]	Total return is calculated for each Series of the Fund taken as a whole. An individual investor's return may vary from these returns based on the timing of capital transactions.
[2]	Weighted average number of Units outstanding for Series A-1 for the Years Ended December 31, 2012 and December 31, 2011: 8,629.77 and 8,066.50, respectively.
[3]	Weighted average number of Units outstanding for Series A-2 for the Years Ended December 31, 2012 and December 31, 2011: 2,024.35 and 1,903.44, respectively.
[4]	Weighted average number of Units outstanding for Series B-1 for the Years Ended December 31, 2012 and December 31, 2011: 4,102.09 and 5,422.14, respectively.
[5]	Weighted average number of Units outstanding for Series B-2 for the Years Ended December 31, 2012 and December 31, 2011: 3,076.50 and 3,340.25, respectively.